Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Common Share (Detail) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ 2,754,708	$ 6,449,070	$ 32,359	$ 11,072,129	$ (3,329)	$ 9,203,778	$ 11,104,488	$ 17,922,732
Denominator:
Basic weighted average common stock outstanding	40,000,000		40,000,000			40,000,000	33,149,171
Common Class A [Member]
Numerator:
Allocation of net income (loss)					$ 0			$ 14,109,019
Denominator:
Basic weighted average common stock outstanding					0			36,602,740
Diluted weighted average common stock outstanding					0			36,602,740
Basic net income per common stock	$ 0.06		$ 0		$ 0	$ 0.18	$ 0.26	$ 0.39
Diluted net income per common stock	$ 0.06		$ 0		$ 0	$ 0.18	$ 0.26	$ 0.39
Common Class A [Member] | Common Stock Subject To Possible Redemption [Member]
Numerator:
Allocation of net income, basic	$ 2,203,766		$ 25,887			$ 7,363,022	$ 8,573,515
Allocation of net income, diluted	$ 2,203,766		$ 25,887			$ 7,363,022	$ 8,530,977
Denominator:
Basic weighted average common stock outstanding	40,000,000		40,000,000			40,000,000	33,149,171
Diluted weighted average common stock outstanding	40,000,000		40,000,000			40,000,000	33,149,171
Basic net income per common stock	$ 0.06		$ 0			$ 0.18	$ 0.26
Diluted net income per common stock	$ 0.06		$ 0			$ 0.18	$ 0.26
Common Class F [Member]
Numerator:
Allocation of net income (loss)					$ (3,329)			$ 3,813,712
Allocation of net income, basic	$ 550,942		$ 6,472			$ 1,840,756	$ 2,530,973
Allocation of net income, diluted	$ 550,942		$ 6,472			$ 1,840,756	$ 2,573,511
Denominator:
Basic weighted average common stock outstanding	10,000,000		10,000,000		7,500,000	10,000,000	9,785,912	9,893,836
Diluted weighted average common stock outstanding	10,000,000		10,000,000		7,500,000	10,000,000	10,000,000	9,893,836
Basic net income per common stock	$ 0.06		$ 0		$ 0	$ 0.18	$ 0.26	$ 0.39
Diluted net income per common stock	$ 0.06		$ 0		$ 0	$ 0.18	$ 0.26	$ 0.39